Short-Term Deposits and Restricted Cash (Schedule of Short-Term Deposits and Restricted Cash) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of short-term investments and deposits [Abstract]
Short-term deposits and restricted cash	[1]	$ 33,497	$ 49,881
Others		57	57
Short-term investments and deposits		$ 33,554	49,938
Amount of held in escrow			$ 22,000

[1]	Balance as at December 31, 2018 includes approximately $22 million held in escrow in relation to the Tamar dispute which was released in 2019 (Refer to Note 10.A.a).